Share-Based Compensation (Details 1) - Restricted stock units [Member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of Shares, Balance	92,600	182,488
Number of Shares, Granted	676,273	580,235
Number of Shares, Vested	(698,427)	(662,368)
Number of Shares, Forfeited	(10,108)	(7,755)
Number of Shares, Balance	60,338	92,600
Weighted Average Grant Date Fair Value, Balance	$ 8.77	$ 8.60
Weighted Average Grant Date Fair Value, Granted	5.76	10.93
Weighted Average Grant Date Fair Value, Vested	5.92	10.62
Weighted Average Grant Date Fair Value, Forfeited	8.55	8.77
Weighted Average Grant Date Fair Value, Balance	$ 7.98	$ 8.77